UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)
              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005  (unaudited)

                                                                       Principal
                                                                          Amount
                                                                           (000)      U.S. $ Value
CORPORATE DEBT OBLIGATIONS-88.5%
Automotive-1.9%
   DaimlerChrysler North America
   4.875%, 6/15/10                                                      $  3,150      $  3,135,516
   Ford Motor Credit Co.
   7.875%, 6/15/10                                                        10,000         9,882,020
   General Motors Corp.
   7.75%, 3/15/36 (a)                                                     10,000         2,800,000
                                                                                      ------------
                                                                                        15,817,536
                                                                                      ------------
Banking-11.8%
   Barclays Bank Plc (United Kingdom)
   6.278%, 12/15/34                                                        4,000         4,086,000
   CA Preferred Funding Trust
   7.00%, 1/30/49                                                         17,000        17,775,200
   Dime Capital Trust I
   Series A
   9.33%, 5/06/27                                                          9,028        10,024,439
   Dresdner Funding Trust I
   8.151%, 6/30/31 (b)*                                                   10,000        12,751,740
   Great Western Financial Trust II
   8.206%, 2/01/27                                                        14,456        15,703,408
   Lloyds Bank Plc (United Kingdom)
   6.90%, 11/22/07                                                         5,000         5,224,500
   Mizuho Finance Group (Cayman Islands)
   8.375%, 4/27/09                                                        14,000        15,309,000
   RBS Capital Trust I
   4.709%, 7/01/13                                                        10,000         9,865,840
   The Chuo Mitsui Trust & Banking Co., Ltd. (Japan)
   5.506%, 12/29/49 (b)                                                    5,000         4,912,130
                                                                                      ------------
                                                                                        95,652,257
                                                                                      ------------
Broadcasting/Media-5.1%
   News America, Inc.
   5.30%, 12/15/14 *                                                      22,000        22,572,242
   Time Warner, Inc.
   7.625%, 4/15/31                                                         5,000         6,244,445
   7.70%, 5/01/32                                                         10,000        12,650,230
                                                                                      ------------
                                                                                        41,466,917
                                                                                      ------------

Building/Real Estate-3.3%
   D.R. Horton, Inc.
   6.875%, 5/01/13                                                         7,000         7,574,742
   9.75%, 9/15/10                                                          3,021         3,536,815
   KB HOME
   5.875%, 1/15/15 *                                                       5,000         4,960,760
   The Ryland Group, Inc.
   9.75%, 9/01/10                                                          9,939        10,677,567
                                                                                      ------------
                                                                                        26,749,884
                                                                                      ------------
Cable-5.0%
   AT&T  Broadband Corp.
   9.455%, 11/15/22 *                                                     20,420        28,886,765
   DirecTV Holdings Llc
   6.375%, 6/15/15 (b)                                                     5,155         5,129,225
   Insight Midwest LP
   9.75%, 10/01/09                                                         2,000         2,072,500
   Rogers Cable, Inc. (Canada)
   5.50%, 3/15/14                                                          4,500         4,241,250
                                                                                      ------------
                                                                                        40,329,740
                                                                                      ------------
Chemicals-0.7%
   Union Carbide Corp.
   7.75%, 10/01/96                                                         5,000         5,479,990
                                                                                      ------------
Communications-9.2%
   America Movil SA de C.V. (Mexico)
   5.75%, 1/15/15                                                          5,000         5,076,815
   AT&T Corp.
   7.30%, 11/15/11                                                        10,000        11,525,000
   British Telecommunications Plc (United Kingdom)
   8.375%, 12/15/10                                                       15,000        17,759,790
   Deutsche Telekom International Finance BV
   8.00%, 6/15/10                                                          5,000         5,794,675
   Sprint Capital Corp.
   8.75%, 3/15/32                                                         10,000        13,911,110
   TCI Communications Financing III
   9.65%, 3/31/27                                                          5,000         5,665,710
   Telecom Italia Capital, SA (Luxembourg)
   4.00%, 1/15/10 (b)                                                      5,000         4,858,365
   6.00%, 9/30/34 (b)                                                     10,000        10,209,230
                                                                                      ------------
                                                                                        74,800,695
                                                                                      ------------
Communications - Mobile-2.3%
   AT&T Wireless Services, Inc.
   8.125%, 5/01/12                                                        11,500        13,778,690
   Nextel Communications, Inc.
   6.875%, 10/31/13                                                        5,000         5,343,750
                                                                                      ------------
                                                                                        19,122,440
                                                                                      ------------

Energy-0.7%
   Kerr-McGee Corp.
   7.875%, 9/15/31 *                                                       5,000         5,693,545
                                                                                      ------------
Financial-4.5%
   AFC Capital Trust I
   Series B
   8.207%, 2/03/27 *                                                      10,000        11,333,820
   Farmers Insurance Exchange
   8.625%, 5/01/24 (b)                                                     8,000         9,931,144
   iStar Financial, Inc.
   6.00%, 12/15/10                                                         4,505         4,685,849
   National Capital Trust II
   5.486%, 12/29/49 (b)                                                   10,000        10,297,310
                                                                                      ------------
                                                                                        36,248,123
                                                                                      ------------
Healthcare-0.6%
   Coventry Health Care, Inc.
   5.875%, 1/15/12                                                         1,660         1,689,050
   6.125%, 1/15/15                                                         2,815         2,864,263
                                                                                      ------------
                                                                                         4,553,313
                                                                                      ------------
Industrial-0.4%
   Inco, Ltd. (Canada)
   5.70%, 10/15/15                                                         2,905         3,023,931
                                                                                      ------------
Insurance-8.6%
   Liberty Mutual Group
   5.75%, 3/15/14 (b)                                                     10,000        10,066,990
   Mangrove Bay PassThru Trust
   6.102%, 7/15/33 (b)                                                    20,000        20,550,600
   Markel Capital Trust I
   Series B
   8.71%, 1/01/46                                                          2,400         2,661,178
   North Front Pass Through Trust
   5.81%, 12/15/24 (b)                                                     5,000         5,152,120
   Ohio Casualty Corp.
   7.30%, 6/15/14 *                                                        6,650         7,313,650
   W.R. Berkley Corp.
   5.60%, 5/15/15                                                          7,500         7,637,962
   Willis Group
   5.125%, 7/15/10                                                         2,500         2,505,450
   Zurich Capital Trust I
   8.376%, 6/01/37 (b)                                                    12,500        13,823,675
                                                                                      ------------
                                                                                        69,711,625
                                                                                      ------------

Metals / Mining-1.2%
   International Steel Group, Inc.
   6.50%, 4/15/14                                                          2,565         2,462,400
   Ispat Inland ULC (Canada)
   9.75%, 4/01/14                                                          6,000         6,990,000
                                                                                      ------------
                                                                                         9,452,400
                                                                                      ------------
Non-Air Transportation-2.5%
   CSX Corp.
   6.75%, 3/15/11                                                          5,622         6,206,497
   CSX Transportation, Inc.
   9.75%, 6/15/20                                                          5,200         7,520,198
   Union Pacific Corp.
   5.375%, 5/01/14                                                         6,000         6,257,064
                                                                                      ------------
                                                                                        19,983,759
                                                                                      ------------
Paper/Packaging-3.5%
   Georgia-Pacific Corp.
   9.375%, 2/01/13                                                         2,500         2,828,125
   Packaging Corp. of America
   5.75%, 8/01/13                                                          8,850         8,849,566
   Weyerhaeuser Co.
   6.75%, 3/15/12                                                         15,000        16,503,600
                                                                                      ------------
                                                                                        28,181,291
                                                                                      ------------
Petroleum Products-6.6%
   Amerada Hess Corp.
   6.65%, 8/15/11                                                          6,000         6,602,526
   7.875%, 10/01/29                                                       10,000        12,635,030
   Enterprise Products Operating L.P.
   5.00%, 3/01/15 (b)*                                                    10,000         9,819,310
   6.65%, 10/15/34                                                         8,000         8,782,944
   Sea Gull Energy
   7.50%, 9/15/27                                                          8,000         9,571,480
   Tengizchevroil LLP (Kazakhstan)
   6.124%, 11/15/14 (b)                                                    6,215         6,354,837
                                                                                      ------------
                                                                                        53,766,127
                                                                                      ------------
Public Utilities - Electric & Gas-16.8%
   Appalachian Power Co.
   Series H
   5.95%, 5/15/33                                                          6,311         6,789,462
   Aquila, Inc.
   11.875%, 7/01/12                                                        4,435         5,809,850
   Calenergy Co., Inc.
   8.48%, 9/15/28                                                         16,000        21,505,968
   Dominion Resources Capital Trust III
   8.40%, 1/15/31                                                         14,000        17,988,908

   Duke Capital LLC
   6.75%, 2/15/32 *                                                        6,000         6,726,810
   8.00%, 10/01/19                                                         9,000        11,138,787
   FirstEnergy Corp. Series B
   6.45%, 11/15/11                                                         7,250         7,921,538
   7.375%, 11/15/31 *                                                     12,230        14,949,683
   Kansas Gas & Electric Co.
   5.647%, 3/29/21 (b)                                                     5,000         5,074,700
   Pacific Gas & Electric Co.
   4.80%, 3/01/14                                                         10,000        10,024,680
   Potomac Edison Co.
   5.35%, 11/15/14 (b)                                                     3,500         3,645,142
   Progress Energy, Inc.
   7.10%, 3/01/11                                                          6,000         6,683,796
   TECO Energy, Inc.
   7.00%, 5/01/12                                                          5,000         5,400,000
   TXU Corp.
   4.80%, 11/15/09 (b)                                                    13,000        12,763,010
                                                                                      ------------
                                                                                       136,422,334
                                                                                      ------------
Publishing-0.8%
   R.R. Donnelley & Sons Co.
   4.95%, 5/15/10 (b)                                                      6,800         6,831,763
                                                                                      ------------
Supermarket/Drug-3.0%
   Delhaize America, Inc.
   9.00%, 4/15/31                                                          7,000         8,739,353
   Safeway, Inc.
   4.95%, 8/16/10                                                         10,000        10,057,190
   The Kroger Co.
   4.95%, 1/15/15 *                                                        5,250         5,202,771
                                                                                      ------------
                                                                                        23,999,314
                                                                                      ------------
   Total Corporate Debt Obligations
   (cost $676,689,727)                                                                 717,286,984
                                                                                      ------------





PREFFERED STOCKS-8.4%                                                     Shares
Banking-2.2%
   CoBank
   Series B (b)                                                              100         5,485,900
   Corporate-Backed Trust Certificates
   Series LMG 2001-32                                                         73         1,923,550
   Royal Bank Scotland Group Plc (United Kingdom)
   Series N                                                                  400        10,148,000
                                                                                      ------------
                                                                                        17,557,450
                                                                                      ------------

Building/Real Estate-0.6%
   Equity Residential
   Series N                                                                  200         5,002,000
                                                                                      ------------
Communications-4.7%
   Centaur Funding Corp. (Cayman Islands)
   Series B (b)                                                               28        38,451,963
                                                                                      ------------
Insurance-0.9%
   Aegon N.V. (Netherlands)                                                  280         7,087,500
                                                                                      ------------
   Total Preferred Stocks
   (cost $57,466,964)                                                                   68,098,913
                                                                                      ------------
                                                                       Principal
                                                                          Amount
                                                                           (000)
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-3.0%
U.S. Treasury Note-1.6%
   U.S. Treasury Note
   2.50%, 10/31/06 (c)                                                  $ 13,000        12,815,153
                                                                                      ------------
U.S. Treasury Bond-1.4%
   U.S. Treasury Bond
   5.375%, 2/15/31                                                         9,500        11,210,000
                                                                                      ------------
   Total U.S. Government & Government Sponsored Agency Obligations
   (cost $23,839,137)                                                                   24,025,153
                                                                                      ------------
SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
   State Street Euro Dollar
   2.35%, 7/01/05
   (cost $5,809,000)                                                       5,809         5,809,000
                                                                                      ------------
Total Investments Before Security Lending Collateral - 100.6%
(cost $763,804,828)                                                                    815,220,050
                                                                                      ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Short-Term Investments
   Deutsche Bank
   3.36%, 2/26/06                                                         10,000        10,062,333
   Gotham
   3.26%, 7/19/05                                                          7,773         7,753,351
   Market Street Funding Corp.
   3.26%, 7/22/05                                                         10,000         9,972,917
   Morgan Stanley
   3.39%, 1/20/06                                                         10,000        10,000,000
   Newport Funding
   3.39%, 7/01/05                                                         12,000        11,998,870
                                                                                      ------------
                                                                                        49,787,471
                                                                                      ------------

   UBS Private Money Market Fund, LLC
   3.15%                                                               1,990,628         1,990,628
                                                                                      ------------
   Total Investment of Cash Collateral for Securities Loaned
   (cost $51,778,099)                                                                   51,778,099
                                                                                      ------------
   Total Investments - 107.0%
   (cost $815,582,927)                                                                 866,998,149
   Other assets less liabilities - (7.0%)                                              (56,678,402)
                                                                                      ------------
   Net Assets - 100%                                                                  $810,319,747
                                                                                      ------------

CREDIT DEFAULT SWAP CONTRACTS

                           Notional
Swap Counterparty &         Amount      Interest    Termination      Unrealized
Referenced Obligation       (000)         Rate          Date        Depreciation
--------------------------------------------------------------------------------
Buy:
Citigroup
   Dow Jones High Yield     19,800        3.60%       6/20/10        $ (169,923)
   4.24%, 6/20/10


INTEREST RATE SWAP CONTRACTS
                                                                Rate Type
                                                   ================================
                    Notional                         Payments           Payments
     Swap            Amount       Termination         made by          received by          Unrealized
 Counterparty        (000)           Date          the Portfolio      the Portfolio        Depreciation
=======================================================================================================
J. P. Morgan ++     200,000         3/15/15           5.218%            85.10% of        $ (11,823,698)
                                                                      3 Month LIBOR+

+      LIBOR (London Interbank Offered Rate)
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is March 15, 2006.

*      Represents entire or partial securities out on loan.
(a) Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the states coupon rate becomes effective.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $196,109,153 or 24.2% of net assets.
(c) Represents entire or partial position segregated as collateral for interest rate swaps.

       Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005  (unaudited)

                                                                   Principal
                                                                      Amount
                                                                       (000)       U.S. $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-90.3%
U.S. Treasury Bonds-33.7%
5.375%, 2/15/31 *                                                  $  28,500    $    33,630,000
6.25%, 8/15/23-5/15/30                                                66,300         84,482,611
6.375%, 8/15/27                                                       40,000         51,860,920
7.125%, 2/15/23 (a)                                                   45,000         60,813,270
7.25%, 5/15/16                                                        20,000         25,610,160
7.50%, 11/15/16                                                       48,000         62,911,872
11.25%, 2/15/15                                                       20,000         31,571,100
12.50%, 8/15/14                                                       45,150         60,072,436
                                                                                ---------------
                                                                                    410,952,369
                                                                                ---------------
U.S. Treasury Notes-29.5%
2.00%, 7/15/14                                                         1,930          1,988,854
3.00%, 2/15/09 *                                                      65,600         64,067,650
3.25%, 1/15/09 *                                                      28,600         28,192,221
3.375%, 11/15/08 *                                                    41,750         41,327,615
3.625%, 1/15/08-1/15/10                                               16,626         17,152,355
3.875%, 5/15/09 *                                                     22,545         22,675,333
4.00%, 6/15/09-2/15/14 *                                             142,360        143,668,881
4.75%, 5/15/14 *                                                      37,610         39,907,745
                                                                                ---------------
                                                                                    358,980,654
                                                                                ---------------
Federal National Mortgage Association-14.8%
2.90%, 10/25/42                                                        1,496          1,492,216
4.53%, 2/01/35                                                         4,530          4,545,744
4.585%, 11/01/34                                                      23,505         23,643,857
4.60%, 4/01/35                                                        15,222         15,307,584
4.625%, 2/01/35                                                        8,009          8,056,357
5.00%, 6/01/20-10/25/33                                               43,088         34,636,879
5.50%, 9/25/17-6/25/31                                                 8,098          8,245,212
6.00%, 12/01/13-5/25/30                                               15,379         15,790,113
6.50%, 4/25/32-1/25/44                                                14,358         14,966,827
7.00%, 4/01/07-1/01/21                                                40,395         42,099,682
7.50%, 12/01/09-4/01/17                                                5,166          5,423,930
8.50%, 4/01/08                                                           640            645,221
9.00%, 8/01/21                                                           355            384,644
10.00%, 11/01/13-10/01/14                                              4,249          4,604,679
11.00%, 7/01/16                                                          570            628,473
                                                                                ---------------
                                                                                    180,471,418
                                                                                ---------------
Federal Home Loan Mortgage Corp.-10.5%
4.00%, TBA                                                            24,335         23,787,462
4.472%, 4/01/35                                                        5,480          5,482,066
4.749%, 3/01/35                                                        9,992         10,057,874
5.00%, 4/15/15-6/15/31                                                72,964         63,385,924
5.50%, 7/15/17                                                        10,795         11,214,386
6.00%, 5/15/35                                                         9,070          9,280,815
6.50%, 3/15/28                                                         3,138          3,273,760
7.00%, 12/01/10                                                        1,263          1,299,170
8.00%, 9/01/11                                                           677            689,144
                                                                                ---------------
                                                                                    128,470,601
                                                                                ---------------

Government National Mortgage Association-1.8%
Single Family Homes
7.00%, 12/15/26                                                        4,109          4,372,899
7.50%, 12/15/14                                                        9,883         10,454,321
8.00%, 3/15/12                                                         4,595          4,855,526
8.15%, 9/15/20                                                           597            638,132
9.00%, 12/15/09-12/15/19                                               1,384          1,457,127
                                                                                ---------------
                                                                                     21,778,005
                                                                                ---------------
Total U.S. Government & Government Sponsored Agency
Obligations
(cost $1,068,950,169)                                                             1,100,653,047
                                                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS-10.1%
ABN Amro Mortgage Corp.
Series 2003-5 Cl.A11
4.75%, 4/25/33                                                         6,975          6,977,441
Bank America Funding Corp.
Series 2004-C Cl.3A1
5.19%, 12/20/34                                                        4,838          4,884,522
Series 2004-B Cl.5A1
5.24%, 11/20/34                                                        5,305          5,357,066
Bear Stearns Trust
Series 2004-11 Cl.2A3
5.05%, 11/25/34                                                        5,121          5,128,696
Countrywide Home Loans
Series 2004-22 Cl.A1
5.17%, 11/25/34                                                        4,501          4,536,413
Series 20015-12 Cl.1A5
5.25%, 5/25/35                                                         8,956          9,013,857
Series 2004-J9 Cl.2A1
5.25%, 1/25/35                                                         7,176          7,207,120
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8 Cl.1A2
5.25%, 12/25/34                                                        6,843          6,871,736
Master Adjustable Rate Mortgages Trust
Series 2004-8 Cl.5A1
4.76%, 8/25/34                                                         4,980          4,983,058
Master Asset Securitization Trust
Series 2004-9 Cl.3A1
5.25%, 7/25/34                                                         7,139          7,158,598
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5 Cl.A3
4.442%, 6/25/35                                                        8,355          8,324,322
Series 2005-A1 Cl.2A1
4.67%, 12/25/34                                                        5,660          5,650,858
MLCC Mortgage Investors, Inc.
Series 2003-F Cl.A1
3.63%, 10/25/28                                                       14,131         14,149,591
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR Cl.4A1
5.42%, 10/25/34                                                        4,690          4,745,737
Residential Asset Mortgage Products, Inc.
Series 2004-SL2 Cl.A2
6.50%, 10/25/31                                                        6,648          6,786,318
Residential Asset Securitization Trust
Series 2003-A15 Cl.B2
5.58%, 2/25/34                                                         1,753          1,721,841
SASCO Net Interest Margin Trust
Series 2004-9XS Cl.A
5.25%, 5/25/34 (b)                                                     2,159          2,145,287
Structured Asset Securities Corp.
Series 2003-6A Cl.B3
5.47%, 3/25/33                                                         2,925          2,884,989
Series 2002-3 Cl.B3
6.50%, 3/25/32                                                         3,420          3,433,870
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2 Cl.2A1
4.56%, 3/25/35                                                         5,967          5,945,157
Series 2004-W Cl.A1
4.61%, 11/25/34                                                        4,764          4,758,236
                                                                                ---------------
Total Collateralized Mortgage Obligations
(cost $123,113,464)                                                                 122,664,713
                                                                                ---------------

ASSET BACKED SECURITIES-3.7%
Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2004-2N Cl.N1
5.00%, 2/25/35 (b)                                                     1,662          1,664,082
Residential Asset Mortgage Products, Inc.
Series 2004-SP2 Cl.A21
6.00%, 1/25/32                                                         4,875          4,917,285
                                                                                ---------------
                                                                                      6,581,367
                                                                                ---------------
Adjustable Rate - 3.2%
Bayview Financial Acquisition Trust
Series 2003-E Cl.A
3.82%, 10/28/34                                                       10,830         10,855,554
Long Beach Mortgage Loan Trust
Series 2003-1 Cl.M2
5.36%, 3/25/33                                                         6,465          6,572,485
Morgan Stanley ABS Capital I
Series 2004-NC3 Cl.M2
4.41%, 3/25/34                                                         6,000          6,034,860
Winston Funding, Ltd.
Series 2003-1 Cl.A2
3.59%, 4/23/09 (b)                                                    15,000         15,023,400
                                                                                ---------------
                                                                                     38,486,299
                                                                                ---------------
Total Asset Backed Securities
(cost $45,125,231)                                                                   45,067,666
                                                                                ---------------
STRIPPED MORTGAGE BACKED SECURITIES-1.4%
Credit Suisse First Boston Mortgage
Series 2004-R2 Cl.A1
5.11%, 12/29/33 (b)                                                    4,343          4,104,546
Morgan Stanley Capital I
Series 2003-IQ4 Cl.X1
zero coupon, 5/15/40 (b)                                              99,496          3,999,727
Mortgage Capital Funding, Inc.
Series 1996-MC2 Cl.X
2.10%, 12/21/26                                                       34,360            773,105
Prudential Securities Secured Financing Corp.
Series 1999-NRF1 Cl.AEC
zero coupon, 10/15/18 (b)                                            296,083          8,465,003
                                                                                ---------------
Total Stripped Mortgage Backed Securities
(cost $17,771,901)                                                                   17,342,381
                                                                                ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES-0.4%
Commercial Mortgage Acceptance Corp.
Series 1997-ML1 Cl.A2
6.53%, 12/15/30                                                        3,303          3,342,349
Credit Suisse First Boston Mortgage
Series 2001-CK3 Cl.AX
zero coupon, 6/15/34 (b)                                              37,051          1,707,678
                                                                                ---------------
Total Commercial Mortgage Backed Securities
(cost $4,787,744)                                                                     5,050,027
                                                                                ---------------

SHORT-TERM INVESTMENTS-0.8%
Commercial Paper - 0.7%
Rabobank Financial Corp.
3.36%, 7/01/05                                                         8,100          8,100,000
                                                                                ---------------

U.S. Treasury Bill-0.1%
zero coupon, 8/25/05 (c)                                               1,500          1,493,423
                                                                                ---------------

Total Short-Term Investments
(amortized cost $9,593,423)                                                           9,593,423
                                                                                ---------------

Total Investments Before Security Lending Collateral - 106.7%
(cost $1,269,341,932)                                                             1,300,371,257
                                                                                ---------------


INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-32.0%
Short-Term Investments
Deutsche Bank
3.36%, 2/26/06                                                        18,500         18,513,949
Giro Multi Funding Corp.
3.26%, 7/18/05                                                        33,383         33,304,643
Goldman Sachs
3.42%, 12/02/05                                                       25,000         25,000,000
Gotham
3.26%-3.27%, 7/19/05-7/20/05                                          65,000         64,837,764
Market Street Funding Corp.
3.26%, 7/22/05                                                        20,000         19,945,833
Morgan Stanley
3.38%-3.39%, 12/13/05-1/20/06                                         61,000         62,000,000
Sigma Funding
3.44%, 3/06/06                                                        13,000         13,080,447
Steamboat Funding Corp.
3.30%-3.35%, 7/08/05                                                  50,000         49,958,472
UBS Warburg
3.37%, 7/01/05                                                        50,000         49,995,320
Washington Mutual
3.31%, 8/08/05                                                        50,000         50,002,670
                                                                                ---------------
                                                                                    386,639,098
                                                                                ---------------

                                                                      Shares
UBS Private Money Market Fund, LLC
3.15%                                                              3,508,371          3,508,371
                                                                                ---------------
Total Investment of Cash Collateral For Securities Loaned
(cost $390,147,469)                                                                 390,147,469
                                                                                ---------------
Total Investments-138.7%
(cost $1,659,489,401)                                                             1,690,518,726
Other assets less liabilities-(38.7%)                                              (471,496,022)
                                                                                ---------------
Net Assets-100%                                                                 $ 1,219,022,704
                                                                                ---------------

FINANCIAL FUTURES CONTRACTS SOLD
                                                                                   Value at
                             Number of        Expiration          Original          June 30,               Unrealized
Type                         Contracts           Month              Value             2005                Depreciation
=======================================================================================================================
Interest Rate
   Swap 10 Yr
   Future                       755         September 2005      $84,155,207      $ 85,220,625             $ (1,065,418)
U.S. Treasury
   Bond 30 Yr
   Future                       223         September 2005       26,459,251        26,481,250                  (21,999)
                                                                                                          -------------
                                                                                                          $ (1,087,417)
                                                                                                          =============

REVERSE REPURCHASE AGREEMENTS

        Broker                     Interest Rate      Maturity          Amount
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.         3.15%          7/05/05       $ 55,014,437

*     Represents entire or partial securities out on loan.
(a) Positions, or portions thereof, with an aggregate market value of $54,056,240 have been segregated to collateralize reverse repurchase agreements.
(b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $37,109,723 representing 3.0% of net assets.
(c) Position, or a portion thereof, with a market value of $1,493,423 has been segregated to collateralize margin requirements for open futures contracts.

      Glossary:

      TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    August 23, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    August 23, 2005